Property, Plant and Equipment, Net - Schedule of Future Minimum Capital Expenditures on the Construction-in-progress (Details)	Sep. 30, 2020 USD ($)
Property, Plant and Equipment [Abstract]
2021	$ 630,402
2022	342,859
2023
2024
2025	532,340
Total	$ 1,505,601